Segments	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segments
11. SEGMENTS
Operating segments for the Company are determined based on information used by the chief operating decision maker (“CODM”) in deciding how to evaluate performance and allocate resources to each of the segments. The CODM reviews Adjusted EBITDA and Adjusted EBITDA Margin as the key segment measures of performance. Adjusted EBITDA is defined as segment operating income (loss) plus depreciation and amortization, adjusted by adding thereto or subtracting therefrom stock-based compensation costs, business transformation costs, acquisition costs, capital structure transaction costs, and certain other costs. Adjusted EBITDA Margin is defined as Adjusted EBITDA divided by net sales.
The Company has two reportable segments, Residential and Commercial. The reportable segments were determined primarily based on products and end markets as follows:

•
Residential—The Residential segment manufactures and distributes decking, railing, trim and accessories through a national network of dealers and distributors and multiple home improvement retailers providing extensive geographic coverage and enabling the Company to effectively serve contractors. The additions of Ultralox and Versatex are complementary to the Residential segment railing and trim businesses, respectively. The recent addition of Return Polymers provides a full-service recycled PVC material processing, sourcing, logistical support, and scrap management programs. This segment is impacted by trends in and the strength of home repair and remodel activity.

•
Commercial—The Commercial segment manufactures, fabricates and distributes resin based extruded sheeting products for a variety of commercial and industrial applications through a widespread distribution network as well as directly to original equipment manufacturers. This segment includes Scranton Products which manufactures lockers and partitions and Vycom which manufactures resin based sheeting products. This segment is impacted by trends in and the strength of the new construction sector.

The accounting policies of the operating segments are the same as those described in Note 1, “Summary of Significant Accounting Policies”. Intercompany transactions between segments are excluded as they are not included in management’s performance review of the segments. Currently foreign revenue accounts for less than 10% of consolidated revenue. The Company does not disclose assets outside of the United States as they totaled less than 10% of the consolidated assets as of September 30, 2020, 2019 and 2018
.

The segment data below includes data for Residential and Commercial for the years ended and as of September 30, 2020, 2019 and 2018 (in thousands).

	Years Ended and As of September 30,
	Residential			Commercial			Corporate and Eliminations			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Net Sales	$771,167	$655,445	$541,942	$128,092	$138,758	$139,863	$—	$—	$—	$899,259	$794,203	$681,805
Adjusted EBITDA	238,060	188,742	168,438	15,051	21,493	21,669	(39,598)	(30,669)	(25,693)	213,513	179,566	164,414
Capital Expenditures	86,473	48,206	36,121	6,472	4,592	4,308	2,649	10,208	2,329	95,594	63,006	42,758
Depreciation and Amortization	85,148	81,716	66,396	9,302	8,845	8,961	5,331	3,368	2,308	99,781	93,929	77,665
Goodwill	911,001	903,909	903,909	40,389	40,389	40,389	—	—	—	951,390	944,298	944,298
Total Assets	1,726,705	1,584,383	1,596,075	180,116	171,721	162,543	25,035	32,159	20,562	1,931,856	1,788,263	1,779,180

	Years Ended September 30,
	2020	2019	2018
Segment Adjusted EBITDA
Residential	$238,060	$188,742	$168,438
Commercial	15,051	21,493	21,669

Total Adjusted EBITDA for reporting segments	$253,111	$210,235	$190,107
Unallocated net expenses	(39,598)	(30,669)	(25,693)
Adjustments to Income (loss) before income tax provision (benefit)
Depreciation and amortization	(99,781)	(93,929)	(77,665)
Stock-based compensation costs	(120,517)	(3,682)	(3,099)
Asset impairment and inventory revaluation costs (1)	—	—	(12,747)
Business transformation costs (2)	(594)	(16,560)	(5,822)
Acquisition costs (3)	(1,596)	(4,110)	(7,361)
Initial public offering and Secondary offering costs (4)	(8,616)	(9,076)	(789)
Other costs (5)	(4,154)	6,845	(4,189)
Capital structure transaction costs (6)	(37,587)	—	(367)
Interest expense	(71,179)	(83,205)	(68,742)

Income (loss) before income taxes	$(130,511)	$(24,151)	$(16,367)

(1)
Asset impairment and inventory revaluation costs reflect tangible and intangible asset impairment costs of $0.0 million, $0.0 million and $0.9 million for fiscal years 2020, 2019 and 2018, respectively, and inventory revaluations of $0.0 million, $0.0 million and $11.8 million for fiscal years 2020, 2019 and 2018, respectively, in the ordinary course of business.

(2)
Business transformation costs reflect consulting and other costs related to repositioning of brands of $0.0 million, $4.3 million and $0.0 million for fiscal years 2020, 2019 and 2018, respectively, compensation costs related to the transformation of the senior management team of $0.6 million, $2.3 million and $0.2 million for fiscal years 2020, 2019 and 2018, respectively, costs related to the relocation of the Company’s corporate headquarters of $2.0 million for fiscal year 2019, start-up
costs of the Company’s new recycling facility of $5.3 million for fiscal year 2019, and other integration-related costs of $2.7 million and $5.6 million for fiscal years 2019 and 2018, respectively.

(3)
Acquisition costs reflect costs directly related to completed acquisitions of $0.9 million, $4.1 million and $4.9 million for fiscal years 2020, 2019 and 2018, respectively and inventory step-up
adjustments related to recording the inventory of acquired businesses at fair value on the date of acquisition of $0.7 million, $0.0 million and $2.4 million for fiscal years 2020, 2019 and 2018, respectively.

(4)	Initial public offering costs includes $1.4 million in fees related to the Secondary offering of class A common stock in fiscal year 2020.
(5)
Other costs reflect costs for legal expenses of $0.9 million, $0.9 million and $1.5 million for fiscal years 2020, 2019 and 2018, respectively, reduction in workforce costs of $0.4 million for fiscal year 2020, costs related to a change in the estimated warranty obligation based on a change in operational policy on reimbursement of claims of $2.1 million in fiscal year 2018, other miscellaneous adjustments of $0.6 million for fiscal year 2018, income from an insurance recovery of legal loss of $7.7 million for fiscal year 2019, and costs related to an incentive plan associated with the IPO of $2.9 million for fiscal year 2020.

(6)
Capital structure transaction costs include loss on extinguishment of debt of $1.9 million for the 2021 Senior Notes and $35.7 million for the 2025 Senior Notes for fiscal year 2020, and debt related issuance costs of $0.4 million for fiscal year 2018.